Schedule of Research And Development (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Compensation and benefits	€ 564,657	€ 447,517
Other research and development costs	49,894	23,499
Capitalized R&D costs	(472,747)	(327,210)
Total	€ 141,804	€ 143,806